UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2017

LEGG MASON

US DIVERSIFIED CORE ETF

UDBI

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of publicly traded U.S. equity securities.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason US Diversified Core ETF for the six-month reporting period ended April 30, 2017. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2017

II	Legg Mason US Diversified Core ETF

Investment commentary

Economic review

The pace of U.S. economic activity fluctuated during the six months ended April 30, 2017 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2016 U.S. gross domestic product (“GDP”)i growth was 3.5%, the strongest reading in two years. Fourth quarter 2016 GDP growth then moderated to 2.1%. Finally, the U.S. Department of Commerce’s second reading for first quarter 2017 GDP growth — released after the reporting period ended — was 1.2%. The deceleration in growth reflected downturns in private inventory investment and personal consumption expenditures.

Job growth in the U.S. was solid overall and a tailwind for the economy during the reporting period. When the reporting period ended on April 30, 2017, the unemployment rate was 4.4%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since May 2007. The percentage of longer-term unemployed also declined over the period. In April 2017, 22.6% of Americans looking for a job had been out of work for more than six months, versus 24.8% when the period began.

Legg Mason US Diversified Core ETF	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. Looking back, after an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. The Fed then kept rates on hold at each meeting prior to its meeting in mid-December 2016. On December 14, 2016, the Fed raised rates to a range between 0.50% and 0.75%.

After holding rates steady at its meeting that concluded on February 1, 2017, the Fed raised rates to a range between 0.75% and 1.00% at its meeting that concluded on March 15, 2017. At that time the Fed said, “The Committee expects that economic conditions will evolve in a manner that will warrant gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run. However, the actual path of the federal funds rate will depend on the economic outlook as informed by incoming data.” Finally, at its meeting that concluded on May 3, 2017 — after the reporting period ended — the Fed kept rates on hold.

Q. What factors impacted the U.S. stock market during the reporting period?

A. While there were periods of volatility, the U.S. stock market rose sharply and posted strong results during the reporting period as a whole. The market rallied over the first four months of the period and reached several new all-time highs. This was driven by expectations for improving economic growth, an increase in fiscal spending and a rollback for certain government regulations under President Donald Trump’s administration. After largely treading water in March 2017, the market again rallied in April 2017, as first quarter 2017 corporate profits were generally better than expected. All told, for the six months ended April 30, 2017, the S&P 500 Indexiv gained 13.32%.

Looking at the U.S. stock market more closely, small-cap stocks, as measured by the Russell 2000 Indexv, generated the strongest returns, as they gained 18.37% over the reporting period. In contrast, mid-cap stocks generated the relatively weakest results, with the Russell Midcap Indexvi returning 12.94%, whereas large-cap stocks, as measured by the Russell 1000 Indexvii, rose 13.46%. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthviii and Russell 3000 Valueix Indices, returned 15.47% and 12.18%, respectively, during the six months ended April 30, 2017.

Performance review

For the six months ended April 30, 2017, Legg Mason US Diversified Core ETF generated a 11.56% return on a net asset value (“NAV”)x basis and 11.69% based on its market pricexi per share.

The performance table shows the Fund’s total return for the six months ended April 30, 2017 based on its NAV and market price as of April 30, 2017. The Fund seeks to track the investment results of an index composed of publicly traded U.S. equity securities, the QS DBI US Diversified Indexxii, which returned 11.78% for the same period. The Fund’s broad market index, the

IV	Legg Mason US Diversified Core ETF

Russell 3000 Indexxiii, returned 13.83% over the same time frame. The Lipper Multi-Cap Core Funds Category Average1 returned 13.06% for the period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of April 30, 2017 (unaudited)
6 months
Legg Mason US Diversified Core ETF:
$28.93 (NAV)	11.56%*†
$28.93 (Market Price)	11.69%*‡
QS DBI US Diversified Index	11.78%
Russell 3000 Index	13.83%
Lipper Multi-Cap Core Funds Category Average[1]	13.06%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for purchase or redemption directly from the ETF. Market price returns shown are based upon the National Best Bid and Offer (“NBBO”)xiv at 4:00 p.m. Eastern Time. These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated March 1, 2017, the gross total annual fund operating expense ratio for the Fund was 0.30%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, at market price.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason/etf. The Fund is traded under the symbol “UDBI” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-386-5535 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2017, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 793 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Legg Mason US Diversified Core ETF	V

Investment commentary (cont’d)

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2017

RISKS: Equity securities are subject to market and price fluctuations. In rising markets, the value of large-cap stocks may not rise as much as smaller-cap stocks. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Diversification does not guarantee a profit or protect against a loss. The Fund may focus its investments in certain industries, increasing its vulnerability to market volatility. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks, and does not seek temporary defensive positions when markets decline or appear overvalued. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Legg Mason US Diversified Core ETF

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

[v]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

vi

The Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership. The Russell Midcap represents approximately 31% of the total market capitalization of the Russell 1000 companies.

vii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 92% of the U.S. market.

viii

The Russell 3000 Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix

The Russell 3000 Value Index measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

xi	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

xii

The QS DBI US Diversified Index (the “Underlying Index”) seeks to provide exposure to equities of U.S. companies and is based on a proprietary methodology created and sponsored by QS Investors, LLC (“QS”), the Fund’s subadviser. The Underlying Index is composed of U.S. companies that are included in the MSCI USA IMI Index. The proprietary rules-based process initially groups this universe of securities into multiple investment categories based on industries. Within each of these investment categories, securities are weighted by market capitalization. The process then combines those investment categories with more highly correlated historical performance into a smaller number of “clusters.” A cluster is a group of investment categories based on industry that have demonstrated a tendency to behave similarly (high correlation). Thereafter, each of these clusters is equally weighted in the Underlying Index to produce a diversified portfolio. QS anticipates that the number of component securities in the Underlying Index will range from 2,200 to 2,500. The Underlying Index may include large, medium and small capitalization companies. The components of the Underlying Index, and the degree to which these components represent certain industries, may change over time. The Underlying Index’s components are reconstituted annually and rebalanced quarterly.

xiii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xiv	The National Best Bid and Offer (“NBBO”) is the best (lowest) available ask price and the best (highest) available bid price to investors when they buy and sell securities.

Legg Mason US Diversified Core ETF	VII-

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2017 and October 31, 2016. The composition of the Fund’s investments is subject to change at any time.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on November 1, 2016 and held for the six months ended April 30, 2017.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
11.56%	$1,000.00	$1,115.60	0.30%	$1.57	5.00%	$1,000.00	$1,023.31	0.30%	$1.51

[1]	For the six months ended April 30, 2017.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Schedule of investments (unaudited)

April 30, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Common Stocks — 99.8%
Consumer Discretionary — 17.2%
Auto Components — 0.9%
Adient PLC	24	$1,765	*
American Axle & Manufacturing Holdings Inc.	20	352	*
Autoliv Inc.	26	2,605
BorgWarner Inc.	67	2,833
Cooper Tire & Rubber Co.	13	498
Cooper-Standard Holdings Inc.	5	565	*
Dana Inc.	40	777
Delphi Automotive PLC	86	6,914
Dorman Products Inc.	8	665	*
Fox Factory Holding Corp.	17	511	*
Gentex Corp.	72	1,487
Gentherm Inc.	9	334	*
Goodyear Tire & Rubber Co.	78	2,826
LCI Industries	6	607
Lear Corp.	18	2,568
Modine Manufacturing Co.	34	411	*
Standard Motor Products Inc.	8	407
Superior Industries International Inc.	14	305
Tenneco Inc.	14	882	*
Visteon Corp.	10	1,030	*
Total Auto Components		28,342
Automobiles — 1.1%
Ford Motor Co.	793	9,096
General Motors Co.	297	10,288
Harley-Davidson Inc.	41	2,329
Tesla Inc.	27	8,480	*
Thor Industries Inc.	10	962
Winnebago Industries Inc.	13	373
Total Automobiles		31,528
Diversified Consumer Services — 1.1%
American Public Education Inc.	19	420	*
Bright Horizons Family Solutions Inc.	36	2,740	*
Capella Education Co.	8	762
Career Education Corp.	73	741	*
Carriage Services Inc.	21	574
Chegg Inc.	70	631	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Diversified Consumer Services — continued
DeVry Education Group Inc.	49	$1,855
Graham Holdings Co., Class B Shares	4	2,407
Grand Canyon Education Inc.	35	2,631	*
H&R Block Inc.	216	5,355
Houghton Mifflin Harcourt Co.	87	1,000	*
K12 Inc.	38	716	*
Regis Corp.	29	316	*
Service Corporation International	159	5,123
ServiceMaster Global Holdings Inc.	109	4,153	*
Sotheby’s	32	1,516	*
Strayer Education Inc.	12	1,041	*
Weight Watchers International Inc.	31	647	*
Total Diversified Consumer Services		32,628
Hotels, Restaurants & Leisure — 1.0%
Aramark	15	548
Carnival Corp.	26	1,606
Chipotle Mexican Grill Inc.	2	949	*
Darden Restaurants Inc.	8	681
Dominos Pizza Inc.	3	544
Dunkin’ Brands Group Inc.	10	559
Hilton Worldwide Holdings Inc.	12	708
Jack in the Box Inc.	4	408
Las Vegas Sands Corp.	27	1,593
Marriott International Inc., Class A Shares	21	1,983
McDonald’s Corp.	54	7,556
MGM Resorts International	30	921	*
Norwegian Cruise Line Holdings Ltd.	12	647	*
Panera Bread Co., Class A Shares	2	625	*
Royal Caribbean Cruises Ltd.	11	1,173
Starbucks Corp.	107	6,426
Texas Roadhouse Inc.	7	328
Vail Resorts Inc.	3	593
Wendy’s Co.	39	575
Wyndham Worldwide Corp.	7	667
Wynn Resorts Ltd.	5	615
Yum! Brands Inc.	25	1,644
Total Hotels, Restaurants & Leisure		31,349

See Notes to Financial Statements.

4	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Household Durables — 1.0%
CalAtlantic Group Inc.	16	$580
Cavco Industries Inc.	4	475	*
D.R. Horton Inc.	72	2,368
Ethan Allen Interiors Inc.	11	328
Garmin Ltd.	24	1,220
GoPro Inc., Class A Shares	44	363	*
Helen of Troy Ltd.	7	658	*
iRobot Corp.	10	797	*
KB Home	25	515
La-Z-Boy Inc.	16	446
Leggett & Platt Inc.	26	1,366
Lennar Corp., Class A Shares	36	1,818
M.D.C. Holdings Inc.	13	403
M/I Homes Inc.	15	407	*
Meritage Homes Corp.	11	429	*
Mohawk Industries Inc.	13	3,052	*
Newell Brands Inc.	92	4,392
NVR Inc.	1	2,111	*
PulteGroup Inc.	64	1,451
Taylor Morrison Home Corp., Class A Shares	25	578	*
Tempur Sealy International Inc.	13	610	*
Toll Brothers Inc.	32	1,152	*
TopBuild Corp.	13	666	*
TRI Pointe Group Inc.	31	386	*
Tupperware Brands Corp.	12	862
Universal Electronics Inc.	6	416	*
Whirlpool Corp.	15	2,785
Total Household Durables		30,634
Internet & Direct Marketing Retail — 2.3%
Amazon.com Inc.	49	45,325	*
Expedia Inc.	16	2,140
Groupon Inc.	97	380	*
Liberty Interactive Corp. QVC Group, Class A Shares	58	1,228	*
Liberty Ventures, Series A Shares	10	538	*
Netflix Inc.	51	7,762	*
PetMed Express Inc.	15	347
Priceline Group Inc.	6	11,081	*
Shutterfly Inc.	7	363	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Internet & Direct Marketing Retail — continued
TripAdvisor Inc.	16	$720	*
Wayfair Inc., Class A Shares	10	457	*
Total Internet & Direct Marketing Retail		70,341
Leisure Products — 1.3%
American Outdoor Brands Corp.	52	1,152	*
Brunswick Corp.	99	5,618
Callaway Golf Co.	102	1,209
Hasbro Inc.	123	12,190
Mattel Inc.	389	8,721
Nautilus Inc.	36	655	*
Polaris Industries Inc.	71	6,053
Sturm Ruger & Co. Inc.	19	1,149
Vista Outdoor Inc.	60	1,174	*
Total Leisure Products		37,921
Media — 1.0%
CBS Corp., Class B Shares, Non Voting Shares	16	1,065
Charter Communications Inc., Class A Shares	8	2,761	*
Comcast Corp., Class A Shares	190	7,446
Discovery Communications Inc., Class A Shares	18	518	*
Discovery Communications Inc., Class C Shares	20	560	*
DISH Network Corp., Class A Shares	10	645	*
Interpublic Group of Cos. Inc.	13	307
Liberty Broadband Corp., Class C Shares	6	547	*
Liberty Global PLC, Class A Shares	15	531	*
Liberty Global PLC, Series C Shares	25	865	*
Liberty Media Corp.-Liberty SiriusXM, Class C Shares	14	532	*
Omnicom Group Inc.	9	739
Scripps Networks Interactive Inc., Class A Shares	8	598
Sirius XM Holdings Inc.	134	663
TEGNA Inc.	17	433
Time Warner Inc.	30	2,978
Twenty-First Century Fox Inc., Class A Shares	41	1,252
Twenty-First Century Fox Inc., Class B Shares	13	388
Viacom Inc., Class B Shares	15	638
Walt Disney Co.	61	7,052
Total Media		30,518
Multiline Retail — 2.5%
Big Lots Inc.	28	1,414

See Notes to Financial Statements.

6	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Multiline Retail — continued
Dillard’s Inc., Class A Shares	13	$720
Dollar General Corp.	211	15,342
Dollar Tree Inc.	177	14,650	*
Fred’s Inc., Class A Shares	33	486
J.C. Penney Co. Inc.	327	1,759	*
Kohl’s Corp.	139	5,425
Macy’s Inc.	234	6,837
Nordstrom Inc.	104	5,020
Ollie’s Bargain Outlet Holdings Inc.	39	1,494	*
Sears Holdings Corp.	72	736	*
Target Corp.	397	22,172
Total Multiline Retail		76,055
Specialty Retail — 2.5%
Aaron’s Inc.	21	755
Advance Auto Parts Inc.	8	1,137
American Eagle Outfitters Inc.	52	733
AutoNation Inc.	10	420	*
AutoZone Inc.	4	2,769	*
Bed Bath & Beyond Inc.	18	697
Best Buy Co. Inc.	33	1,710
Burlington Stores Inc.	10	989	*
CarMax Inc.	22	1,287	*
Chico’s FAS Inc.	27	373
Children’s Place Inc.	6	689
CST Brands Inc.	7	338
Dick’s Sporting Goods Inc.	9	455
DSW Inc., Class A Shares	22	454
Five Below Inc.	10	491	*
Foot Locker Inc.	16	1,237
Gap Inc.	30	786
Group 1 Automotive Inc.	7	483
Home Depot Inc.	163	25,444
L Brands Inc.	30	1,584
Lithia Motors Inc., Class A Shares	6	573
Lowe’s Cos. Inc.	112	9,507
Michaels Cos. Inc.	29	677	*
Monro Muffler Brake Inc.	7	363
Murphy USA Inc.	5	348	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Specialty Retail — continued
O’Reilly Automotive Inc.	12	$2,978	*
Office Depot Inc.	117	581
Penske Automotive Group Inc.	12	572
RH	10	480	*
Ross Stores Inc.	51	3,315
Sally Beauty Holdings Inc.	19	361	*
Signet Jewelers Ltd.	9	593
Staples Inc.	75	733
Tiffany & Co.	15	1,375
TJX Cos. Inc.	83	6,527
Tractor Supply Co.	15	929
Ulta Salon, Cosmetics & Fragrance Inc.	7	1,970	*
Williams-Sonoma Inc.	11	595
Total Specialty Retail		75,308
Textiles, Apparel & Luxury Goods — 2.5%
Carter’s Inc.	26	2,393
Coach Inc.	130	5,121
Columbia Sportswear Co.	11	623
Crocs Inc.	76	473	*
Deckers Outdoor Corp.	12	715	*
G-III Apparel Group Ltd.	15	356	*
Hanesbrands Inc.	160	3,490
Iconix Brand Group Inc.	55	385	*
Kate Spade & Co.	48	835	*
Lululemon Athletica Inc.	48	2,496	*
Michael Kors Holdings Ltd.	65	2,426	*
NIKE Inc., Class B Shares	595	32,969
PVH Corp.	38	3,839
Ralph Lauren Corp.	31	2,502
Skechers USA Inc., Class A Shares	71	1,793	*
Steven Madden Ltd.	20	761	*
Under Armour Inc., Class A Shares	86	1,848	*
Under Armour Inc., Class C Shares	85	1,650	*
Unifi Inc.	14	393	*
V.F. Corp.	152	8,304
Wolverine World Wide Inc.	38	916
Total Textiles, Apparel & Luxury Goods		74,288
Total Consumer Discretionary		518,912

See Notes to Financial Statements.

8	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Consumer Staples — 19.4%
Beverages — 4.3%
Boston Beer Co. Inc., Class A Shares	7	$1,010	*
Brown-Forman Corp., Class B Shares	60	2,839
Coca-Cola Bottling Co. Consolidated	3	636
Coca-Cola Co.	1,207	52,082
Constellation Brands Inc., Class A Shares	52	8,972
Dr. Pepper Snapple Group Inc.	50	4,583
Molson Coors Brewing Co., Class B Shares	54	5,178
Monster Beverage Corp.	114	5,173	*
PepsiCo Inc.	422	47,804
Total Beverages		128,277
Food & Staples Retailing — 3.2%
Casey’s General Stores Inc.	7	784
Chefs’ Warehouse Inc.	35	478	*
Costco Wholesale Corp.	96	17,042
CVS Health Corp.	224	18,467
Kroger Co.	187	5,544
PriceSmart Inc.	4	348
Rite Aid Corp.	193	772	*
SpartanNash Co.	16	589
Sprouts Farmers Market Inc.	28	625	*
Sysco Corp.	117	6,186
United Natural Foods Inc.	9	374	*
US Foods Holding Corp.	16	451	*
Wal-Mart Stores Inc.	319	23,982
Walgreens Boots Alliance Inc.	191	16,529
Whole Foods Market Inc.	89	3,237
Total Food & Staples Retailing		95,408
Food Products — 3.0%
Archer-Daniels-Midland Co.	131	5,993
B&G Foods Inc.	13	546
Blue Buffalo Pet Products Inc.	16	394	*
Bunge Ltd.	32	2,529
Calavo Growers Inc.	6	394
Campbell Soup Co.	43	2,474
Conagra Brands Inc.	91	3,529
Darling Ingredients Inc.	38	575	*
Dean Foods Co.	22	434

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Food Products — continued
Flowers Foods Inc.	42	$824
Fresh Del Monte Produce Inc.	8	490
Freshpet Inc.	55	646	*
General Mills Inc.	137	7,879
Hain Celestial Group Inc.	23	851	*
Hershey Co.	31	3,354
Hormel Foods Corp.	66	2,315
Ingredion Inc.	16	1,981
J&J Snack Foods Corp.	3	404
J.M. Smucker Co.	26	3,295
John B. Sanfilippo & Son Inc.	6	441
Kellogg Co.	59	4,189
Kraft Heinz Co.	141	12,745
Lamb Weston Holdings Inc.	30	1,252
Lancaster Colony Corp.	4	504
McCormick & Co. Inc., Non Voting Shares	26	2,597
Mead Johnson Nutrition Co.	41	3,638
Mondelez International Inc., Class A Shares	358	16,121
Pinnacle Foods Inc.	24	1,396
Post Holdings Inc.	13	1,094	*
Sanderson Farms Inc.	4	463
Snyder’s-Lance Inc.	16	564
Tootsie Roll Industries Inc.	8	308
TreeHouse Foods Inc.	12	1,051	*
Tyson Foods Inc., Class A Shares	64	4,113
Total Food Products		89,383
Household Products — 3.0%
Central Garden and Pet Co., Class A Shares	21	740	*
Church & Dwight Co. Inc.	60	2,972
Clorox Co.	30	4,011
Colgate-Palmolive Co.	215	15,489
Energizer Holdings Inc.	15	888
HRG Group Inc.	23	460	*
Kimberly-Clark Corp.	85	11,029
Procter & Gamble Co.	631	55,105
Spectrum Brands Holdings Inc.	6	862
WD-40 Co.	3	315
Total Household Products		91,871

See Notes to Financial Statements.

10	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Personal Products — 1.8%
Avon Products Inc.	540	$2,619	*
Coty Inc., Class A Shares	592	10,567
Edgewell Personal Care Co.	71	5,076	*
Estee Lauder Cos. Inc., Class A Shares	274	23,876
Herbalife Ltd.	85	5,377	*
Inter Parfums Inc.	21	797
Medifast Inc.	15	695
Nu Skin Enterprises Inc., Class A Shares	68	3,756
Revlon Inc., Class A Shares	16	415	*
USANA Health Sciences Inc.	14	796	*
Total Personal Products		53,974
Tobacco — 4.1%
Altria Group Inc.	654	46,944
Philip Morris International Inc.	526	58,302
Reynolds American Inc.	289	18,640
Universal Corp.	8	588
Vector Group Ltd.	35	760
Total Tobacco		125,234
Total Consumer Staples		584,147
Energy — 2.4%
Energy Equipment & Services — 1.2%
Baker Hughes Inc.	54	3,206
Core Laboratories NV	6	665
Ensco PLC, Class A Shares	52	410
Forum Energy Technologies Inc.	23	389	*
Halliburton Co.	114	5,230
Helmerich & Payne Inc.	14	849
Nabors Industries Ltd.	45	465
National-Oilwell Varco Inc.	56	1,958
Noble Corp. PLC	164	787
Oceaneering International Inc.	12	317
Oil States International Inc.	17	506	*
Patterson-UTI Energy Inc.	22	476
Rowan Cos. PLC, Class A Shares	48	675
RPC Inc.	19	345
Schlumberger Ltd.	194	14,083
SEACOR Holdings Inc.	5	328	*
Superior Energy Services Inc.	72	870

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Energy Equipment & Services — continued
TechnipFMC PLC	70	$2,109	*
Transocean Ltd.	51	563	*
US Silica Holdings Inc.	10	415
Weatherford International PLC	141	814	*
Total Energy Equipment & Services		35,460
Oil, Gas & Consumable Fuels — 1.2%
Anadarko Petroleum Corp.	14	798
Apache Corp.	11	535
Cabot Oil & Gas Corp.	15	349
Cheniere Energy Inc.	8	363	*
Chevron Corp.	51	5,442
Cimarex Energy Co.	3	350
Concho Resources Inc.	4	507	*
ConocoPhillips	35	1,677
Devon Energy Corp.	12	474
Diamondback Energy Inc.	4	399	*
Energen Corp.	6	312	*
EOG Resources Inc.	16	1,480
EQT Corp.	19	1,105
Exxon Mobil Corp.	127	10,370
Gulfport Energy Corp.	49	778	*
Hess Corp.	8	391
Kinder Morgan Inc.	52	1,073
Marathon Oil Corp.	36	535
Marathon Petroleum Corp.	15	764
Newfield Exploration Co.	10	346	*
Noble Energy Inc.	13	420
Occidental Petroleum Corp.	22	1,354
ONEOK Inc.	6	316
Parsley Energy Inc., Class A Shares	19	566
Phillips 66	15	1,193
Pioneer Natural Resources Co.	4	692
Targa Resources Corp.	11	606
Tesoro Corp.	4	319
Valero Energy Corp.	14	904
Williams Cos. Inc.	21	643
WPX Energy Inc.	58	692
Total Oil, Gas & Consumable Fuels		35,753
Total Energy		71,213

See Notes to Financial Statements.

12	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Financials — 6.2%
Banks — 0.9%
1st Source Corp.	12	$580
Bank of America Corp.	173	4,038
BB&T Corp.	15	648
Citigroup Inc.	53	3,133
Comerica Inc.	9	636
Fifth Third Bancorp	19	464
First Republic Bank	5	462
JPMorgan Chase & Co.	65	5,655
KeyCorp	26	474
M&T Bank Corp.	3	466
Old National Bancorp	18	303
PNC Financial Services Group Inc.	9	1,078
Regions Financial Corp.	39	536
SunTrust Banks Inc.	11	625
U.S. Bancorp	36	1,846
Wells Fargo & Co.	91	4,900
Total Banks		25,844
Capital Markets — 1.1%
Affiliated Managers Group Inc.	4	662	*
Ameriprise Financial Inc.	7	895
Bank of New York Mellon Corp.	52	2,447
BlackRock Inc.	6	2,307
CBOE Holdings Inc.	8	659
Charles Schwab Corp.	55	2,137
CME Group Inc.	17	1,975
E*TRADE Financial Corp.	13	449	*
Eaton Vance Corp.	9	386
FactSet Research Systems Inc.	4	653
Franklin Resources Inc.	25	1,078
Goldman Sachs Group Inc.	16	3,581
Intercontinental Exchange Inc.	30	1,806
Invesco Ltd.	14	461
MarketAxess Holdings Inc.	3	578
Moody’s Corp.	11	1,302
Morgan Stanley	68	2,949
Morningstar Inc.	13	951
MSCI Inc.	8	803

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Capital Markets — continued
Nasdaq Inc.	10	$689
Northern Trust Corp.	9	810
Raymond James Financial Inc.	6	447
S&P Global Inc.	16	2,147
SEI Investments Co.	12	609
State Street Corp.	16	1,342
T. Rowe Price Group Inc.	15	1,063
TD Ameritrade Holding Corp.	11	421
Total Capital Markets		33,607
Consumer Finance — 0.9%
Ally Financial Inc.	60	1,188
American Express Co.	119	9,431
Capital One Financial Corp.	73	5,868
Credit Acceptance Corp.	2	406	*
Discover Financial Services	64	4,006
FirstCash Inc.	12	623
LendingClub Corp.	96	562	*
Navient Corp.	58	882
OneMain Holdings Inc.	17	396	*
PRA Group Inc.	16	515	*
SLM Corp.	45	564	*
Synchrony Financial	127	3,531
Total Consumer Finance		27,972
Diversified Financial Services — 0.9%
Berkshire Hathaway Inc., Class B Shares	159	26,268	*
Leucadia National Corp.	31	787
Texas Pacific Land Trust	2	614
Voya Financial Inc.	18	673
Total Diversified Financial Services		28,342
Insurance — 1.0%
AFLAC Inc.	15	1,123
Alleghany Corp.	1	611	*
Allied World Assurance Co. Holdings AG	8	425
Allstate Corp.	16	1,301
American Financial Group Inc.	4	389
American International Group Inc.	42	2,558
Aon PLC	10	1,198
Arch Capital Group Ltd.	7	679	*
Arthur J. Gallagher & Co.	7	391

See Notes to Financial Statements.

14	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Insurance — continued
Assurant Inc.	4	$385
Assured Guaranty Ltd.	11	419
Axis Capital Holdings Ltd.	9	593
Brown & Brown Inc.	8	343
Chubb Ltd.	19	2,608
Cincinnati Financial Corp.	5	360
CNO Financial Group Inc.	22	463
Everest Re Group Ltd.	3	755
First American Financial Corp.	8	347
FNF Group	9	369
Hartford Financial Services Group Inc.	12	580
Lincoln National Corp.	10	659
Loews Corp.	7	326
Marsh & McLennan Cos. Inc.	20	1,483
MetLife Inc.	33	1,710
Old Republic International Corp.	16	331
Principal Financial Group Inc.	13	847
Progressive Corp.	23	914
Prudential Financial Inc.	16	1,712
Reinsurance Group of America Inc.	4	500
RenaissanceRe Holdings Ltd.	4	569
Torchmark Corp.	5	384
Travelers Cos. Inc.	12	1,460
Unum Group	16	741
W.R. Berkley Corp.	5	340
Willis Towers Watson PLC	5	663
XL Group Ltd.	15	628
Total Insurance		29,164
Mortgage Real Estate Investment (REITs) — 0.2%
AGNC Investment Corp.	26	548
Annaly Capital Management Inc.	94	1,110
Anworth Mortgage Asset Corp.	108	633
Blackstone Mortgage Trust Inc., Class A Shares	11	340
Chimera Investment Corp.	20	407
CYS Investments Inc.	41	350
Dynex Capital Inc.	105	726
Invesco Mortgage Capital Inc.	23	375
New Residential Investment Corp.	28	467

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Mortgage Real Estate Investment (REITs) — continued
Starwood Property Trust Inc.	21	$476
Two Harbors Investment Corp.	36	360
Total Mortgage Real Estate Investment (REITs)		5,792
Thrifts & Mortgage Finance — 1.2%
Astoria Financial Corp.	63	1,285
Bank Mutual Corp.	48	442
Beneficial Bancorp Inc.	65	1,040
BofI Holding Inc.	41	980	*
Capitol Federal Financial Inc.	84	1,229
Dime Community Bancshares Inc.	23	447
Essent Group Ltd.	48	1,776	*
EverBank Financial Corp.	53	1,034
Federal Agricultural Mortgage Corp. (FAMC), Class C Shares	10	571
Flagstar Bancorp Inc.	11	322	*
HomeStreet Inc.	12	312	*
Kearny Financial Corp.	74	1,080
LendingTree Inc.	6	845	*
Meridian Bancorp Inc.	49	860
Meta Financial Group Inc.	8	679
MGIC Investment Corp.	210	2,213	*
Nationstar Mortgage Holdings Inc.	28	451	*
New York Community Bancorp Inc.	292	3,881
NMI Holdings Inc., Class A Shares	48	557	*
Northfield Bancorp Inc.	47	864
Northwest Bancshares Inc.	65	1,049
Ocwen Financial Corp.	394	902	*
Oritani Financial Corp.	135	2,288
PHH Corp.	47	606	*
Provident Financial Services Inc.	41	1,053
Radian Group Inc.	121	2,042
TFS Financial Corp.	48	794
United Financial Bancorp Inc.	28	484
Walker & Dunlop Inc.	23	1,032	*
Washington Federal Inc.	63	2,123
Waterstone Financial Inc.	24	456
WSFS Financial Corp.	22	1,038
Total Thrifts & Mortgage Finance		34,735
Total Financials		185,456

See Notes to Financial Statements.

16	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Health Care — 12.4%
Biotechnology — 2.1%
AbbVie Inc.	144	$9,495
ACADIA Pharmaceuticals Inc.	17	584	*
Alexion Pharmaceuticals Inc.	18	2,300	*
Alkermes PLC	21	1,223	*
Alnylam Pharmaceuticals Inc.	8	429	*
Amgen Inc.	65	10,616
Biogen Inc.	20	5,424	*
BioMarin Pharmaceutical Inc.	19	1,821	*
Bioverativ Inc.	10	588
Bluebird Bio Inc.	7	623	*
Celgene Corp.	66	8,187	*
Exelixis Inc.	38	851	*
Gilead Sciences Inc.	116	7,952
Incyte Corp.	14	1,740	*
Ionis Pharmaceuticals Inc.	10	482	*
Ironwood Pharmaceuticals Inc.	41	669	*
Kite Pharma Inc.	10	821	*
Ligand Pharmaceuticals Inc.	3	333	*
Neurocrine Biosciences Inc.	9	481	*
Regeneron Pharmaceuticals Inc.	6	2,331	*
Seattle Genetics Inc.	11	751	*
Tesaro Inc.	6	886	*
Ultragenyx Pharmaceutical Inc.	7	451	*
United Therapeutics Corp.	5	628	*
Vertex Pharmaceuticals Inc.	20	2,366	*
Total Biotechnology		62,032
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	167	7,288
ABIOMED Inc.	4	521	*
Align Technology Inc.	6	808	*
Baxter International Inc.	49	2,728
Becton, Dickinson & Co.	22	4,113
Boston Scientific Corp.	137	3,614	*
C.R. Bard Inc.	7	2,152
Cantel Medical Corp.	5	372
Cooper Cos. Inc.	4	801
Danaher Corp.	65	5,416

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Health Care Equipment & Supplies — continued
Dentsply Sirona Inc.	24	$1,518
DexCom Inc.	7	546	*
Edwards Lifesciences Corp.	22	2,413	*
Globus Medical Inc., Class A Shares	15	455	*
Halyard Health Inc.	11	435	*
Hill-Rom Holdings Inc.	6	454
Hologic Inc.	26	1,174	*
IDEXX Laboratories Inc.	8	1,342	*
Insulet Corp.	13	564	*
Integra LifeSciences Holdings Corp.	8	368	*
Intuitive Surgical Inc.	4	3,344	*
LivaNova PLC	9	474	*
Masimo Corp.	7	719	*
Medtronic PLC	142	11,799
Neogen Corp.	10	623	*
NuVasive Inc.	5	363	*
NxStage Medical Inc.	14	419	*
Penumbra Inc.	5	427	*
ResMed Inc.	15	1,020
STERIS PLC	8	590
Stryker Corp.	35	4,773
Teleflex Inc.	4	828
Varian Medical Systems Inc.	8	726	*
West Pharmaceutical Services Inc.	6	552
Wright Medical Group NV	16	486	*
Zimmer Biomet Holdings Inc.	19	2,273
Total Health Care Equipment & Supplies		66,498
Health Care Providers & Services — 1.0%
Aetna Inc.	17	2,296
AmerisourceBergen Corp.	10	821
Anthem Inc.	12	2,135
Cardinal Health Inc.	17	1,234
Centene Corp.	8	595	*
CIGNA Corp.	12	1,876
DaVita Inc.	8	552	*
Envision Healthcare Corp.	10	560	*
Express Scripts Holding Co.	32	1,963	*
Genesis Healthcare Inc.	147	356	*

See Notes to Financial Statements.

18	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Health Care Providers & Services — continued
HCA Holdings Inc.	15	$1,263	*
HealthSouth Corp.	8	375
Henry Schein Inc.	4	695	*
Humana Inc.	7	1,554
Laboratory Corporation of America Holdings	5	701	*
LifePoint Health Inc.	6	373	*
McKesson Corp.	11	1,521
Quest Diagnostics Inc.	7	739
UnitedHealth Group Inc.	47	8,219
Universal Health Services Inc., Class B Shares	4	483
VCA Inc.	6	549	*
WellCare Health Plans Inc.	4	614	*
Total Health Care Providers & Services		29,474
Health Care Technology — 1.7%
Allscripts Healthcare Solutions Inc.	237	2,837	*
athenahealth Inc.	48	4,704	*
Cerner Corp.	377	24,411	*
Computer Programs & Systems Inc.	40	1,098
Evolent Health Inc., Class A Shares	50	1,163	*
HealthStream Inc.	27	750	*
HMS Holdings Corp.	109	2,231	*
Inovalon Holdings Inc., Class A Shares	74	907	*
Medidata Solutions Inc.	69	4,515	*
Omnicell Inc.	47	1,946	*
Quality Systems Inc.	66	941	*
Veeva Systems Inc., Class A Shares	113	6,059	*
Vocera Communications Inc.	31	786	*
Total Health Care Technology		52,348
Life Sciences Tools & Services — 2.3%
Accelerate Diagnostics Inc.	18	491	*
Agilent Technologies Inc.	115	6,331
Albany Molecular Research Inc.	28	448	*
Bio-Rad Laboratories Inc., Class A Shares	7	1,528	*
Bio-Techne Corp.	13	1,392
Bruker Corp.	42	1,024
Cambrex Corp.	11	653	*
Charles River Laboratories International Inc.	25	2,242	*
Illumina Inc.	53	9,798	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Life Sciences Tools & Services — continued
INC Research Holdings Inc., Class A Shares	25	$1,125	*
Mettler-Toledo International Inc.	9	4,621	*
NeoGenomics Inc.	47	355	*
PAREXEL International Corp.	16	1,021	*
PerkinElmer Inc.	37	2,198
PRA Health Sciences Inc.	12	768	*
Quintiles IMS Holdings Inc.	62	5,225	*
Thermo Fisher Scientific Inc.	143	23,642
VWR Corp.	26	735	*
Waters Corp.	29	4,927	*
Total Life Sciences Tools & Services		68,524
Pharmaceuticals — 3.1%
Allergan PLC	34	8,291	*
Bristol-Myers Squibb Co.	144	8,071
Catalent Inc.	17	498	*
Dyax Corp., Contingent Value Rights	15	0	*(a)(b)(c)
Eli Lilly & Co.	81	6,647
Endo International PLC	30	341	*
Horizon Pharma PLC	23	354	*
Jazz Pharmaceuticals PLC	5	796	*
Johnson & Johnson	239	29,509
Mallinckrodt PLC	9	422	*
Medicines Co.	11	543	*
Merck & Co. Inc.	234	14,585
Mylan NV	47	1,756	*
Nektar Therapeutics	26	493	*
Perrigo Co. PLC	11	813
Pfizer Inc.	512	17,367
Prestige Brands Holdings Inc.	6	345	*
Zoetis Inc.	36	2,020
Total Pharmaceuticals		92,851
Total Health Care		371,727
Industrials — 12.5%
Aerospace & Defense — 1.0%
Arconic Inc.	28	765
Boeing Co.	33	6,099
BWX Technologies Inc.	8	393
General Dynamics Corp.	14	2,713

See Notes to Financial Statements.

20	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Aerospace & Defense — continued
Hexcel Corp.	11	$569
Huntington Ingalls Industries Inc.	2	402
L3 Technologies Inc.	3	515
Lockheed Martin Corp.	15	4,042
Northrop Grumman Corp.	11	2,706
Orbital ATK Inc.	4	396
Raytheon Co.	16	2,483
Rockwell Collins Inc.	10	1,041
Spirit AeroSystems Holdings Inc., Class A Shares	11	629
Textron Inc.	19	887
TransDigm Group Inc.	3	740
United Technologies Corp.	41	4,879
Total Aerospace & Defense		29,259
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide Inc.	27	1,963
Expeditors International of Washington Inc.	34	1,907
FedEx Corp.	46	8,726
Forward Air Corp.	7	372
Hub Group Inc., Class A Shares	8	313	*
United Parcel Service Inc., Class B Shares	137	14,722
XPO Logistics Inc.	24	1,186	*
Total Air Freight & Logistics		29,189
Building Products — 1.1%
AAON Inc.	20	733
Advanced Drainage Systems Inc.	15	346
Allegion PLC	23	1,809
American Woodmark Corp.	6	551	*
AO Smith Corp.	39	2,101
Apogee Enterprises Inc.	6	327
Armstrong World Industries Inc.	19	888	*
Builders FirstSource Inc.	47	753	*
Continental Building Products Inc.	15	365	*
CSW Industrials Inc.	9	319	*
Fortune Brands Home & Security Inc.	42	2,677
Gibraltar Industries Inc.	13	510	*
Griffon Corp.	25	600
Johnson Controls International PLC	240	9,977
Lennox International Inc.	10	1,654
Masco Corp.	89	3,295

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Building Products — continued
Masonite International Corp.	12	$999	*
NCI Building Systems Inc.	22	385	*
Owens Corning	27	1,643
Patrick Industries Inc.	8	568	*
PGT Innovations Inc.	33	360	*
Quanex Building Products Corp.	23	469
Simpson Manufacturing Co. Inc.	17	709
Trex Co. Inc.	7	512	*
Universal Forest Products Inc.	9	858
USG Corp.	24	727	*
Total Building Products		34,135
Commercial Services & Supplies — 1.0%
ABM Industries Inc.	9	389
ACCO Brands Corp.	40	570	*
Brady Corp., Class A Shares	11	428
Brink’s Co.	7	430
Cintas Corp.	14	1,715
Clean Harbors Inc.	11	639	*
Copart Inc.	32	989	*
Covanta Holding Corp.	53	771
Deluxe Corp.	7	503
Healthcare Services Group Inc.	9	413
Herman Miller Inc.	16	530
HNI Corp.	8	374
Interface Inc.	30	597
KAR Auction Services Inc.	24	1,047
Knoll Inc.	16	383
Matthews International Corp., Class A Shares	10	685
McGrath RentCorp	11	383
Mobile Mini Inc.	10	287
MSA Safety Inc.	6	467
Multi-Color Corp.	6	461
Pitney Bowes Inc.	28	372
Quad Graphics Inc.	13	341
Republic Services Inc.	40	2,520
Rollins Inc.	12	466
Steelcase Inc., Class A Shares	21	358
Stericycle Inc.	15	1,280	*

See Notes to Financial Statements.

22	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Commercial Services & Supplies — continued
Team Inc.	15	$404	*
Tetra Technology Inc.	10	439
UniFirst Corp.	3	418
US Ecology Inc.	7	330
Viad Corp.	9	407
Waste Connections Inc.	33	3,037
Waste Management Inc.	80	5,822
West Corp.	23	614
Total Commercial Services & Supplies		28,869
Construction & Engineering — 1.2%
AECOM	110	3,763	*
Aegion Corp.	28	639	*
Argan Inc.	10	669
Chicago Bridge & Iron Co. NV	79	2,376
Comfort Systems USA Inc.	30	1,101
Dycom Industries Inc.	20	2,113	*
EMCOR Group Inc.	42	2,761
Fluor Corp.	98	5,029
Granite Construction Inc.	30	1,581
Jacobs Engineering Group Inc.	85	4,668	*
KBR Inc.	113	1,588
MasTec Inc.	51	2,252	*
MYR Group Inc.	17	719	*
Primoris Services Corp.	28	643
Quanta Services Inc.	103	3,650	*
Tutor Perini Corp.	30	926	*
Valmont Industries Inc.	15	2,285
Total Construction & Engineering		36,763
Electrical Equipment — 1.3%
Acuity Brands Inc.	11	1,937
AMETEK Inc.	60	3,432
AZZ Inc.	7	413
Eaton Corp. PLC	124	9,379
Emerson Electric Co.	174	10,489
Encore Wire Corp.	13	575
EnerSys	11	914
Generac Holdings Inc.	17	598	*
General Cable Corp.	29	522

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Electrical Equipment — continued
Hubbell Inc.	15	$1,697
Regal Beloit Corp.	10	789
Rockwell Automation Inc.	35	5,507
Sensata Technologies Holding NV	46	1,894	*
Thermon Group Holdings Inc.	18	369	*
Total Electrical Equipment		38,515
Industrial Conglomerates — 1.0%
3M Co.	35	6,854
Carlisle Cos. Inc.	3	304
General Electric Co.	519	15,046
Honeywell International Inc.	38	4,984
Roper Technologies Inc.	6	1,312
Total Industrial Conglomerates		28,500
Machinery — 1.3%
AGCO Corp.	6	384
Allison Transmission Holdings Inc.	12	464
Barnes Group Inc.	6	330
Caterpillar Inc.	47	4,806
Colfax Corp.	12	486	*
Crane Co.	6	479
Cummins Inc.	12	1,811
Deere & Co.	25	2,790
Donaldson Co. Inc.	10	463
Dover Corp.	13	1,025
ESCO Technologies Inc.	8	471
Flowserve Corp.	11	560
Fortive Corp.	18	1,139
Graco Inc.	5	539
IDEX Corp.	6	628
Illinois Tool Works Inc.	29	4,005
Ingersoll-Rand PLC	24	2,130
ITT Inc.	14	590
John Bean Technologies Corp.	6	532
Kennametal Inc.	16	665
Lincoln Electric Holdings Inc.	5	445
Middleby Corp.	5	681	*
Nordson Corp.	5	626
Oshkosh Corp.	7	486

See Notes to Financial Statements.

24	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Machinery — continued
PACCAR Inc.	31	$2,069
Parker Hannifin Corp.	12	1,930
Pentair PLC	16	1,032
RBC Bearings Inc.	4	401	*
Rexnord Corp.	17	415	*
Snap-on Inc.	5	838
Standex International Corp.	4	376
Stanley Black & Decker Inc.	14	1,906
Terex Corp.	16	560
Timken Co.	10	482
Toro Co.	8	519
WABCO Holdings Inc.	5	594	*
Wabtec Corp.	9	755
Watts Water Technologies Inc., Class A Shares	6	373
Welbilt Inc.	20	410
Woodward Inc.	6	406
Xylem Inc.	15	771
Total Machinery		40,372
Professional Services — 1.0%
Advisory Board Co.	17	869	*
CBIZ Inc.	30	472	*
Dun & Bradstreet Corp.	10	1,096
Equifax Inc.	33	4,465
Exponent Inc.	6	367
FTI Consulting Inc.	13	450	*
ICF International Inc.	8	353	*
IHS Markit Ltd.	103	4,470	*
Insperity Inc.	6	548
Kelly Services Inc., Class A Shares	19	424
Kforce Inc.	21	477
Korn/Ferry International	20	648
Manpowergroup Inc.	18	1,818
Navigant Consulting Inc.	18	431	*
Nielsen Holdings PLC	101	4,154
On Assignment Inc.	15	777	*
Resources Connection Inc.	33	459
Robert Half International Inc.	38	1,750
RPX Corp.	48	616	*
TransUnion	18	721	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Professional Services — continued
TriNet Group Inc.	18	$529	*
TrueBlue Inc.	21	574	*
Verisk Analytics Inc.	45	3,726	*
WageWorks Inc.	11	812	*
Total Professional Services		31,006
Road & Rail — 1.3%
AMERCO	2	749
Avis Budget Group Inc.	18	549	*
CSX Corp.	167	8,490
Genesee & Wyoming Inc., Class A Shares	10	678	*
Heartland Express Inc.	17	342
J.B. Hunt Transport Services Inc.	17	1,524
Kansas City Southern	17	1,531
Knight Transportation Inc.	11	377
Landstar System Inc.	7	598
Norfolk Southern Corp.	52	6,110
Old Dominion Freight Line Inc.	11	974	*
Ryder System Inc.	9	611
Swift Transportation Co.	22	541	*
Union Pacific Corp.	145	16,234
Werner Enterprises Inc.	13	355
Total Road & Rail		39,663
Trading Companies & Distributors — 1.3%
Air Lease Corp.	47	1,793
Aircastle Ltd.	32	756
Applied Industrial Technologies Inc.	18	1,152
Beacon Roofing Supply Inc.	24	1,190	*
BMC Stock Holdings Inc.	27	629	*
Fastenal Co.	136	6,076
GATX Corp.	20	1,198
HD Supply Holdings Inc.	98	3,949	*
Herc Holdings Inc.	9	409	*
Kaman Corp.	14	672
MRC Global Inc.	52	948	*
MSC Industrial Direct Co. Inc., Class A Shares	23	2,059
NOW Inc.	54	919	*
Rush Enterprises Inc., Class A Shares	16	604	*
SiteOne Landscape Supply Inc.	19	908

See Notes to Financial Statements.

26	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Trading Companies & Distributors — continued
Titan Machinery Inc.	34	$539	*
Triton International Ltd.	35	1,071
United Rentals Inc.	40	4,386	*
Univar Inc.	45	1,343	*
Veritiv Corp.	10	517	*
W. W. Grainger Inc.	25	4,818
Watsco Inc.	12	1,666
WESCO International Inc.	21	1,280	*
Total Trading Companies & Distributors		38,882
Total Industrials		375,153
Information Technology — 10.0%
Communications Equipment — 1.0%
Arista Networks Inc.	5	698	*
ARRIS International PLC	21	546	*
Brocade Communications Systems Inc.	53	666
Ciena Corp.	21	481	*
Cisco Systems Inc.	536	18,262
CommScope Holding Co. Inc.	17	715	*
EchoStar Corp., Class A Shares	12	691	*
F5 Networks Inc.	8	1,033	*
Finisar Corp.	18	411	*
Harris Corp.	14	1,567
Infinera Corp.	34	337	*
InterDigital Inc.	7	629
Juniper Networks Inc.	34	1,022
Motorola Solutions Inc.	18	1,548
NETGEAR Inc.	7	330	*
NetScout Systems Inc.	17	640	*
Palo Alto Networks Inc.	10	1,084	*
Plantronics Inc.	7	382
ViaSat Inc.	5	320	*
Viavi Solutions Inc.	54	540	*
Total Communications Equipment		31,902
Electronic Equipment, Instruments & Components — 1.1%
Amphenol Corp., Class A Shares	45	3,254
Anixter International Inc.	7	571	*
Arrow Electronics Inc.	13	916	*
Avnet Inc.	21	812

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Electronic Equipment, Instruments & Components — continued
Badger Meter Inc.	10	$398
Belden Inc.	6	418
Benchmark Electronics Inc.	14	444	*
CDW Corp.	22	1,300
Cognex Corp.	10	853
Coherent Inc.	4	862	*
Corning Inc.	142	4,097
Dolby Laboratories Inc., Class A Shares	9	475
Fabrinet	9	312	*
Flex Ltd.	84	1,299	*
FLIR Systems Inc.	16	588
II-VI Inc.	20	663	*
IPG Photonics Corp.	7	884	*
Itron Inc.	8	519	*
Jabil Circuit Inc.	20	580
Keysight Technologies Inc.	26	973	*
Knowles Corp.	30	532	*
Littelfuse Inc.	3	462
Methode Electronics Inc.	11	490
National Instruments Corp.	21	733
OSI Systems Inc.	5	387	*
Plexus Corp.	8	416	*
Rogers Corp.	5	515	*
Sanmina Corp.	14	521	*
ScanSource Inc.	9	356	*
SYNNEX Corp.	3	325
TE Connectivity Ltd.	54	4,178
Tech Data Corp.	4	383	*
Trimble Inc.	37	1,311	*
Universal Display Corp.	6	536	*
VeriFone Systems Inc.	19	352	*
Vishay Intertechnology Inc.	25	409
Zebra Technologies Corp., Class A Shares	6	566	*
Total Electronic Equipment, Instruments & Components		32,690
Internet Software & Services — 2.3%
Akamai Technologies Inc.	12	731	*
Alphabet Inc., Class A Shares	19	17,566	*
Alphabet Inc., Class C Shares	20	18,119	*

See Notes to Financial Statements.

28	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Internet Software & Services — continued
Cimpress NV	4	$328	*
CoStar Group Inc.	3	723	*
eBay Inc.	72	2,406	*
Facebook Inc., Class A Shares	147	22,087	*
IAC/InterActiveCorp	7	581	*
j2 Global Inc.	6	541
MercadoLibre Inc.	3	687
Twitter Inc.	38	626	*
VeriSign Inc.	6	534	*
WebMD Health Corp.	6	325	*
Yahoo! Inc.	59	2,844	*
Zillow Group Inc., Class C Shares	12	468	*
Total Internet Software & Services		68,566
IT Services — 1.0%
Accenture PLC, Class A Shares	20	2,426
Alliance Data Systems Corp.	2	499
Automatic Data Processing Inc.	14	1,463
Broadridge Financial Solutions Inc.	5	350
Cognizant Technology Solutions Corp., Class A Shares	20	1,205	*
DXC Technology Co.	19	1,431
Fidelity National Information Services Inc.	10	842
Fiserv Inc.	7	834	*
FleetCor Technologies Inc.	4	564	*
Gartner Inc.	11	1,255	*
Global Payments Inc.	5	409
International Business Machines Corp.	30	4,809
Jack Henry & Associates Inc.	4	388
MasterCard Inc., Class A Shares	32	3,722
Paychex Inc.	8	474
PayPal Holdings Inc.	35	1,670	*
Sabre Corp.	18	421
Total System Services Inc.	6	344
Vantiv Inc., Class A Shares	6	372	*
Visa Inc., Class A Shares	65	5,929
Western Union Co.	17	338
Total IT Services		29,745
Semiconductors & Semiconductor Equipment — 1.0%
Advanced Micro Devices Inc.	37	492	*

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
Analog Devices Inc.	19	$1,448
Applied Materials Inc.	41	1,665
Broadcom Ltd.	15	3,312
Cypress Semiconductor Corp.	30	420
Intel Corp.	177	6,399
KLA-Tencor Corp.	6	589
Lam Research Corp.	6	869
Marvell Technology Group Ltd.	35	526
Maxim Integrated Products Inc.	10	442
Microchip Technology Inc.	8	605
Micron Technology Inc.	39	1,079	*
NVIDIA Corp.	21	2,190
ON Semiconductor Corp.	43	610	*
Qorvo Inc.	6	408	*
QUALCOMM Inc.	61	3,278
Skyworks Solutions Inc.	9	898
Teradyne Inc.	24	846
Texas Instruments Inc.	41	3,246
Xilinx Inc.	10	631
Total Semiconductors & Semiconductor Equipment		29,953
Software — 1.0%
Activision Blizzard Inc.	18	941
Adobe Systems Inc.	15	2,006	*
ANSYS Inc.	4	441	*
Autodesk Inc.	7	631	*
Cadence Design Systems Inc.	14	456	*
CDK Global Inc.	6	390
Citrix Systems Inc.	4	324	*
Dell Technologies Inc., Class V Shares	13	872	*
Electronic Arts Inc.	10	948	*
Fortinet Inc.	13	507	*
Intuit Inc.	7	877
Microsoft Corp.	210	14,377
Oracle Corp.	93	4,181
Salesforce.com Inc.	19	1,636	*
ServiceNow Inc.	5	472	*
Splunk Inc.	7	450	*
SS&C Technologies Holdings Inc.	10	367

See Notes to Financial Statements.

30	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Software — continued
Symantec Corp.	15	$475
Synopsys Inc.	6	442	*
Tyler Technologies Inc.	2	327	*
Total Software		31,120
Technology Hardware, Storage & Peripherals — 2.6%
Apple Inc.	467	67,085
Hewlett Packard Enterprise Co.	142	2,645
HP Inc.	161	3,030
NCR Corp.	12	495	*
NetApp Inc.	26	1,036
Seagate Technology PLC	29	1,222
Western Digital Corp.	27	2,405
Xerox Corp.	47	338
Total Technology Hardware, Storage & Peripherals		78,256
Total Information Technology		302,232
Materials — 4.6%
Chemicals — 1.3%
Air Products & Chemicals Inc.	15	2,107
Albemarle Corp.	7	762
Ashland Global Holdings Inc.	4	494
Axalta Coating Systems Ltd.	11	345	*
Cabot Corp.	7	421
Celanese Corp., Series A Shares	9	783
CF Industries Holdings Inc.	15	401
Chemours Co.	18	725
Dow Chemical Co.	80	5,024
E.I. du Pont de Nemours & Co.	62	4,944
Eastman Chemical Co.	9	718
Ecolab Inc.	18	2,324
FMC Corp.	9	659
H.B. Fuller Co.	8	423
Huntsman Corp.	28	694
Ingevity Corp.	9	569	*
International Flavors & Fragrances Inc.	5	693
LyondellBasell Industries NV, Class A Shares	28	2,373
Minerals Technologies Inc.	5	394
Monsanto Co.	32	3,732
Mosaic Co.	20	539

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Chemicals — continued
NewMarket Corp.	1	$471
Olin Corp.	16	514
PolyOne Corp.	10	392
PPG Industries Inc.	19	2,087
Praxair Inc.	20	2,500
RPM International Inc.	8	420
Scotts Miracle-Gro Co., Class A Shares	5	483
Sensient Technologies Corp.	5	409
Sherwin-Williams Co.	6	2,008
Valspar Corp.	5	562
Total Chemicals		38,970
Construction Materials — 1.0%
Eagle Materials Inc.	36	3,455
Headwaters Inc.	56	1,331	*
Martin Marietta Materials Inc.	46	10,129
Summit Materials Inc., Class A Shares	72	1,847	*
US Concrete Inc.	11	682	*
Vulcan Materials Co.	102	12,330
Total Construction Materials		29,774
Containers & Packaging — 1.0%
AptarGroup Inc.	18	1,446
Avery Dennison Corp.	25	2,080
Ball Corp.	42	3,229
Bemis Co. Inc.	23	1,033
Berry Global Group Inc.	35	1,750	*
Crown Holdings Inc.	37	2,075	*
Graphic Packaging Holding Co.	79	1,073
Greif Inc., Class A Shares	10	586
International Paper Co.	106	5,721
Myers Industrials Inc.	22	359
Owens-Illinois Inc.	36	786	*
Packaging Corp. of America	26	2,568
Sealed Air Corp.	55	2,421
Silgan Holdings Inc.	10	606
Sonoco Products Co.	29	1,517
WestRock Co.	70	3,749
Total Containers & Packaging		30,999

See Notes to Financial Statements.

32	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Metals & Mining — 1.3%
AK Steel Holding Corp.	147	$932	*
Alcoa Corp.	49	1,653
Allegheny Technologies Inc.	48	881
Carpenter Technology Corp.	21	853
Cliffs Natural Resources Inc.	91	611	*
Coeur Mining Inc.	49	444	*
Commercial Metals Co.	29	540
Compass Minerals International Inc.	14	924
Freeport-McMoRan Inc.	456	5,814	*
Hecla Mining Co.	80	436
Kaiser Aluminum Corp.	7	591
Materion Corp.	9	342
Newmont Mining Corp.	200	6,762
Nucor Corp.	119	7,298
Reliance Steel & Aluminum Co.	21	1,655
Royal Gold Inc.	23	1,626
Schnitzer Steel Industries Inc., Class A Shares	21	397
Steel Dynamics Inc.	77	2,783
Stillwater Mining Co.	53	953	*
SunCoke Energy Inc.	46	422	*
United States Steel Corp.	65	1,451
Worthington Industries Inc.	12	522
Total Metals & Mining		37,890
Total Materials		137,633
Real Estate — 2.9%
Equity Real Estate Investment Trusts (REITs) — 2.9%
Alexandria Real Estate Equities Inc.	5	563
American Campus Communities Inc.	9	427
American Homes 4 Rent, Class A Shares	17	392
American Tower Corp.	39	4,912
Apartment Investment and Management Co., Class A Shares	12	525
Apple Hospitality REIT Inc.	78	1,461
AvalonBay Communities Inc.	12	2,278
Boston Properties Inc.	13	1,646
Brandywine Realty Trust	23	390
Brixmor Property Group Inc.	64	1,264
Camden Property Trust	7	576
CoreCivic Inc.	21	723

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Coresite Realty Corp.	5	$489
Corporate Office Properties Trust	12	393
Cousins Properties Inc.	62	526
Crown Castle International Corp.	30	2,838
CubeSmart	15	380
CyrusOne Inc.	8	437
DCT Industrial Trust Inc.	8	404
DDR Corp.	27	292
DiamondRock Hospitality Co.	51	562
Digital Realty Trust Inc.	12	1,378
Douglas Emmett Inc.	11	414
Duke Realty Corp.	30	832
DuPont Fabros Technology Inc.	10	516
EastGroup Properties Inc.	5	391
Empire State Realty Trust Inc., Class A Shares	17	354
EPR Properties	5	364
Equinix Inc.	6	2,506
Equity Commonwealth	11	352	*
Equity Lifestyle Properties Inc.	6	485
Equity Residential	30	1,937
Essex Property Trust Inc.	6	1,467
Extra Space Storage Inc.	10	755
Federal Realty Investment Trust	7	916
FelCor Lodging Trust Inc.	106	821
First Industrial Realty Trust Inc.	13	366
Forest City Realty Trust Inc., Class A Shares	24	542
Gaming and Leisure Properties Inc.	19	661
GEO Group Inc.	18	600
GGP Inc.	52	1,124
Government Properties Income Trust	19	405
Gramercy Property Trust	13	361
HCP Inc.	40	1,254
Healthcare Realty Trust Inc.	10	328
Highwoods Properties Inc.	7	356
Hospitality Properties Trust	11	350
Host Hotels & Resorts Inc.	69	1,239
Hudson Pacific Properties Inc.	10	344
Iron Mountain Inc.	18	626

See Notes to Financial Statements.

34	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Kilroy Realty Corp.	8	$564
Kimco Realty Corp.	36	730
Lamar Advertising Co., Class A Shares	8	577
LaSalle Hotel Properties	20	571
Lexington Realty Trust	37	376
Liberty Property Trust	13	527
Macerich Co.	12	749
Mack-Cali Realty Corp.	13	352
Mid-America Apartment Communities Inc.	9	893
Monogram Residential Trust Inc.	31	316
National Health Investors Inc.	5	366
National Retail Properties Inc.	11	464
New Senior Investment Group Inc.	48	500
OMEGA Healthcare Investors Inc.	16	528
Outfront Media Inc.	15	392
Paramount Group Inc.	24	394
Pebblebrook Hotel Trust	11	327
Physicians Realty Trust	17	334
Piedmont Office Realty Trust Inc., Class A Shares	16	350
Potlatch Corp.	10	451
Prologis Inc.	48	2,612
PS Business Parks Inc.	3	365
Public Storage	14	2,931
RAIT Financial Trust	160	491
Rayonier Inc.	12	339
Realty Income Corp.	21	1,225
Regency Centers Corp.	12	758
Retail Opportunity Investments Corp.	16	330
Rexford Industrial Realty Inc.	18	449
RLJ Lodging Trust	22	473
Sabra Health Care REIT Inc.	15	408
SBA Communications Corp.	16	2,024	*
Select Income REIT	13	326
Senior Housing Properties Trust	21	452
Simon Property Group Inc.	28	4,627
SL Green Realty Corp.	8	839
Spirit Realty Capital Inc.	42	396
STAG Industrial Inc.	14	369

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason US Diversified Core ETF

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — continued
Summit Hotel Properties Inc.	25	$413
Sun Communities Inc.	14	1,171
Sunstone Hotel Investors Inc.	24	357
Taubman Centers Inc.	5	313
Terreno Realty Corp.	42	1,297
UDR Inc.	23	859
Uniti Group Inc.	14	384
Ventas Inc.	29	1,856
VEREIT Inc.	86	720
Vornado Realty Trust	15	1,444
Washington Real Estate Investment Trust	11	348
Weingarten Realty Investors	10	328
Welltower Inc.	32	2,286
Weyerhaeuser Co.	71	2,405
WP Carey Inc.	8	501
Xenia Hotels & Resorts Inc.	18	314
Total Real Estate		87,693
Telecommunication Services — 4.0%
Diversified Telecommunication Services — 4.0%
AT&T Inc.	1,520	60,238
CenturyLink Inc.	123	3,157
Cincinnati Bell Inc.	16	302	*
Cogent Communications Holdings Inc.	11	495
Consolidated Communications Holdings Inc.	37	876
Frontier Communications Corp.	248	466
Globalstar Inc.	234	447	*
Iridium Communications Inc.	47	498	*
Level 3 Communications Inc.	68	4,132	*
ORBCOMM Inc.	40	386	*
Verizon Communications Inc.	1,010	46,369
Vonage Holdings Corp.	51	342	*
Windstream Holdings Inc.	166	916
Zayo Group Holdings Inc.	37	1,297	*
Total Telecommunication Services		119,921
Utilities — 8.2%
Electric Utilities — 3.2%
ALLETE Inc.	11	769
Alliant Energy Corp.	52	2,045

See Notes to Financial Statements.

36	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Legg Mason US Diversified Core ETF

Security	Shares	Value
Electric Utilities — continued
American Electric Power Co. Inc.	108	$7,326
Duke Energy Corp.	150	12,375
Edison International	67	5,358
El Paso Electric Co.	10	516
Entergy Corp.	39	2,974
Eversource Energy	67	3,980
Exelon Corp.	204	7,065
FirstEnergy Corp.	94	2,814
Great Plains Energy Inc.	36	1,065
Hawaiian Electric Industries Inc.	26	872
IDACORP Inc.	12	1,014
MGE Energy Inc.	9	579
NextEra Energy Inc.	100	13,356
OGE Energy Corp.	48	1,669
Otter Tail Corp.	13	513
PG&E Corp.	112	7,510
Pinnacle West Capital Corp.	22	1,872
PNM Resources Inc.	20	745
Portland General Electric Co.	21	952
PPL Corp.	140	5,335
Southern Co.	213	10,607
Westar Energy Inc.	28	1,457
Xcel Energy Inc.	106	4,775
Total Electric Utilities		97,543
Gas Utilities — 1.9%
Atmos Energy Corp.	124	10,047
Chesapeake Utilities Corp.	21	1,539
National Fuel Gas Co.	93	5,150
New Jersey Resources Corp.	105	4,237
Northwest Natural Gas Co.	34	2,026
ONE Gas Inc.	64	4,405
South Jersey Industries Inc.	113	4,240
Southwest Gas Holdings Inc.	57	4,774
Spire Inc.	54	3,702
UGI Corp.	210	10,534
WGL Holdings Inc.	61	5,030
Total Gas Utilities		55,684
Multi-Utilities — 3.1%
Ameren Corp.	96	5,250

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

April 30, 2017

Legg Mason US Diversified Core ETF

Security		Shares	Value
Multi-Utilities — continued
Avista Corp.		23	$928
Black Hills Corp.		19	1,292
CenterPoint Energy Inc.		176	5,021
CMS Energy Corp.		112	5,085
Consolidated Edison Inc.		119	9,434
Dominion Resources Inc.		257	19,899
DTE Energy Co.		71	7,426
MDU Resources Group Inc.		68	1,829
NiSource Inc.		131	3,177
NorthWestern Corp.		17	1,016
Public Service Enterprise Group Inc.		201	8,854
SCANA Corp.		54	3,581
Sempra Energy		96	10,850
Unitil Corp.		13	630
Vectren Corp.		30	1,783
WEC Energy Group Inc.		132	7,989
Total Multi-Utilities			94,044
Total Utilities			247,271
Total Investments before Short-Term Investments (Cost — $2,618,520)			3,001,358

	Rate
Short-Term Investments — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost — $13,185)	0.679%	13,185	13,185
Total Investments — 100.2% (Cost — $2,631,705#)			3,014,543
Liabilities in Excess of Other Assets — (0.2)%			(5,799)
Total Net Assets — 100.0%			$3,008,744

*	Non-income producing security.

(a)	Value is less than $1.

(b)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(c)	Security is valued using significant unobservable inputs.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
REIT	— Real Estate Investment Trust

See Notes to Financial Statements.

38	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2017

Assets:
Investments, at value (Cost — $2,631,705)	$3,014,543
Receivable for securities sold	16,794
Dividends and interest receivable	3,263
Total Assets	3,034,600

Liabilities:
Payable for securities purchased	25,121
Investment management fee payable	735
Total Liabilities	25,856
Total Net Assets	$3,008,744

Net Assets:
Par value (Note 5)	$1
Paid-in capital in excess of par value	2,601,919
Undistributed net investment income	11,194
Accumulated net realized gain on investments	12,792
Net unrealized appreciation on investments	382,838
Total Net Assets	$3,008,744

Shares Outstanding	104,000

Net Asset Value	$28.93

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	39

Statement of operations (unaudited)

For the Six Months Ended April 30, 2017

Investment Income:
Dividends	$29,293
Interest	20
Less: Foreign taxes withheld	(6)
Total Investment Income	29,307

Expenses:
Investment management fee (Note 2)	4,317
Total Expenses	4,317
Net Investment Income	24,990

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	24,034
Change in Net Unrealized Appreciation (Depreciation) From Investments	265,776
Net Gain on Investments	289,810
Increase in Net Assets From Operations	$314,800

See Notes to Financial Statements.

40	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2017 (unaudited) and the Period Ended October 31, 2016	2017	2016†

Operations:
Net investment income	$24,990	$43,702
Net realized gain (loss)	24,034	(10,740)
Change in net unrealized appreciation (depreciation)	265,776	117,062
Increase in Net Assets From Operations	314,800	150,024

Distributions to Shareholders From (Note 1):
Net investment income	(58,000)	—
Decrease in Net Assets From Distributions to Shareholders	(58,000)	—

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (0 and 100,000 shares issued, respectively)	—	2,501,920
Increase in Net Assets From Fund Share Transactions	—	2,501,920
Increase in Net Assets	256,800	2,651,944

Net Assets:
Beginning of period	2,751,944	100,000	[1]
End of period*	$3,008,744	$2,751,944
*Includes undistributed net investment income of:	$11,194	$44,204

†	For the period December 28, 2015 (inception date) to October 31, 2016.

[1]	4,000 shares issued and outstanding (4,000 shares were issued to Legg Mason, Inc. on November 24, 2015).

See Notes to Financial Statements.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	41

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2017[1,2]	2016[1,3]

Net asset value, beginning of period	$26.46	$25.02

Income from operations:
Net investment income	0.24	0.42
Net realized and unrealized gain	2.79	1.02
Total income from operations	3.03	1.44

Less distributions from:
Net investment income	(0.56)	—
Total distributions	(0.56)	—

Net asset value, end of period	$28.93	$26.46
Total return, at NAV[4]	11.56%	5.76%

Net assets, end of period (000s)	$3,009	$2,752

Ratios to average net assets:
Gross expenses[5]	0.30%	0.30%
Net expenses[5]	0.30	0.30
Net investment income[5]	1.74	1.93

Portfolio turnover rate[6]	6%	22%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2017 (unaudited).

[3]	For the period December 28, 2015 (inception date) to October 31, 2016.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

42	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason US Diversified Core ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”), (formerly known as Legg Mason ETF Equity Trust). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on The NASDAQ Stock Market LLC. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS DBI US Diversified Index (the “Underlying Index”). The Underlying Index seeks to provide exposure to equities of U.S. companies and is based on a proprietary methodology created and sponsored by QS Investors, LLC, the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

44	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Common stocks:
Health care	$371,727	—	$0	*	$371,727
Other common stocks	2,629,631	—	—		2,629,631
Total long-term investments	3,001,358	—	0	*	3,001,358
Short-term investments†	13,185	—	—		13,185
Total investments	$3,014,543	—	$0	*	$3,014,543

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

46	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2016, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund under what is a unitary fee structure. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

As compensation for its subadvisory services, LMPFA pays QS monthly 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2017, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$170,723
Sales	192,352

During the six months ended April 30, 2017, there were no in-kind transactions (see Note 5).

At April 30, 2017, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$455,742
Gross unrealized depreciation	(72,904)
Net unrealized appreciation	$382,838

4. Derivative instruments and hedging activities

During the six months ended April 30, 2017, the Fund did not invest in derivative instruments.

5. Fund share transactions

At April 30, 2017, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 100,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to

48	Legg Mason US Diversified Core ETF 2017 Semi-Annual Report

the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Deferred capital losses

As of October 31, 2016, the Fund had deferred capital losses of $9,339, which have no expiration date, that will be available to offset future taxable capital gains.

7. Recent accounting pronouncement

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, the “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

Legg Mason US Diversified Core ETF 2017 Semi-Annual Report	49

Board approval of management and

subadvisory agreements (unaudited)

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company (“Western Asset” and, together with QS, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, since the Fund’s inception. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided

50	Legg Mason US Diversified Core ETF

by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs specific to the Fund’s operation as an exchange-traded fund. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board also considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. In addition, management also reported to the Board on, among other things, its business plans regarding exchange-traded funds, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for a group of seven institutional pure-index or index based passively managed multi-cap core exchange-traded funds (the “Performance Group”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board was provided with a description of the methodology Lipper used to determine the similarity of the Fund with the funds included in the Performance Group. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar exchange-traded funds and benchmark performance indices, including the QS DBI US Diversified Index, the Fund’s underlying index. The information comparing the Fund’s performance to that of the Performance Group was for the period from December 28, 2015 (the date of the Fund’s inception) through June 30, 2016. The Fund performed better than the median performance of the funds in the Performance Group for the period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2016, which showed that the Fund’s performance was below the Lipper category average during the third quarter. The Trustees noted that due to the limitations in providing comparable funds in the Performance Group, the statistical information provided in Lipper’s report may or may not provide meaningful direct comparisons to the

Legg Mason US Diversified Core ETF	51

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Fund in all instances. The Trustees also noted that the Fund generally performed in line with its underlying index during the periods under review. The Trustees further noted that the Manager and QS were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, and noting the limited period of performance data available, the Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board during periods between Board meetings.

Management fees and expense ratios

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Sub-Advisers, respectively. The Board noted that the Manager, and not the Fund, pays the sub-advisory fees to the Sub-Advisers and, accordingly, that the retention of the Sub-Advisers does not increase the fees and expenses incurred by the Fund. The Board also noted that the Manager pays all fund expenses, other than the Contractual Management Fee and certain other expenses. Because of the Fund’s “unitary fee” structure, the Board recognized that the Fund’s fees and expenses will vary within a much smaller range and the Manager will bear the risk that Fund expenses may increase over time. On the other hand, the Board noted that it is possible that the Manager could earn a profit on the fees charged under the management agreement and would benefit from any price decreases in third-party services covered by the management agreement.

The Board noted that the Manager provides the Fund with regulatory compliance and administrative services, office facilities and Fund officers (including the Fund’s chief financial, chief legal and chief compliance officers), and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Sub-Advisers. Management also discussed with the Board the Fund’s distribution arrangements.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee and the Fund’s overall expense ratio with those of the same group of seven institutional pure-index or index based passively managed multi-cap core exchange-traded funds selected by Lipper as the Performance Group for the Fund (the “Expense Group”), and the Fund’s overall expense ratio with a broader group of funds selected by Lipper consisting of all institutional pure-index or index based passively managed multi-cap core exchange-traded funds (the “Expense Universe”). This information showed that the Fund’s Contractual Management Fee was slightly higher than the median of management fees paid by the funds in the Expense Group, and that the Fund’s total expense ratio was lower than the median of the total expense ratios of the funds in the Expense Group and slightly higher than the median of the total expense ratios of the funds in the Expense Universe.

52	Legg Mason US Diversified Core ETF

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale

The Board discussed any economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Fund’s management agreement did not provide for any breakpoints in the Fund’s Contractual Management Fee to the extent the assets of the Fund increase. The Board further noted that should material economies of scale exist in the future, a breakpoint structure for the Fund may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. The Board also noted that there are various ways to share potential economies of scale with Fund shareholders and that it appeared that the benefits of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the management fee was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

Legg Mason US Diversified Core ETF	53

Legg Mason

US Diversified Core ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson Chairman

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

State Street Bank and Trust Company One Lincoln Street

Boston, Massachusetts 02111

Independent registered public accounting firm

KPMG LLP 345 Park Avenue

New York, NY 10154

Legg Mason US Diversified Core ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason US Diversified Core ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-888-386-5535.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-888-386-5535, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason US Diversified Core ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimers

The MSCI USA IMI Index (the “MSCI Index”) was used by QS Investors, LLC (“QS”), the Fund’s subadviser, as the reference universe for selection of the component securities included in the QS DBI US Diversified Index (the “QS DBI Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the QS DBI Index or the Legg Mason US Diversified Core ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the QS DBI Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with MSCI Index, the QS DBI Index, or the Fund.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade marks or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade marks for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in this Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.

QS does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and QS shall not have any liability for any errors, omissions or interruptions therein. QS makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. QS makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall QS have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2017 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF275563 6/17 SR17-3086

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 26, 2017

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	June 26, 2017